Shareholder Report, Holdings (Details) - Opportunistic Trader ETF [Member]	Jun. 30, 2025
Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.38%)